Accounting Changes and Reclassifications - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure of transactions between related parties [line items]
Leases extenstion period	5 years
Incremental borrowing rate that used to discount lease payments		7.70%
Top of range [member]
Disclosure of transactions between related parties [line items]
Leases maturity term	20 years